Employee benefits - Amount Included in the Statement of Financial Position Arising from the Company's Obligations (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	€ 197.5	€ 185.4	€ 187.8
Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	279.0	266.7	267.6
Plan assets
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(81.5)	(81.3)
Defined benefit retirement plans
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	192.7	180.5	182.9
Defined benefit retirement plans | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	274.2	261.8	262.7
Defined benefit retirement plans | Plan assets
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(81.5)	(81.3)	(79.8)
Post-employment medical benefits and other benefits
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	4.8	4.9	4.9
Post-employment medical benefits and other benefits | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	4.8	4.9	€ 4.9
Post-employment medical benefits and other benefits | Plan assets
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	0.0	0.0
Unfunded Plan | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	70.6	70.6
Unfunded Plan | Defined benefit retirement plans | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	65.8	65.7
Unfunded Plan | Post-employment medical benefits and other benefits | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	4.8	4.9
Funded Plan | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	208.4	196.1
Funded Plan | Defined benefit retirement plans | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	208.4	196.1
Funded Plan | Post-employment medical benefits and other benefits | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	€ 0.0	€ 0.0